Condensed Consolidated Statements of Operations (Unaudited) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Revenue
Total revenue	$ 2,287,868	$ 3,489,676	$ 4,890,557	$ 7,734,756	$ 13,645,030	$ 17,627,097
Cost of revenue	962,896	1,175,261	2,013,977	2,698,270	5,412,388	7,433,884
Gross profit	1,324,972	2,314,415	2,876,580	5,036,486	8,232,642	10,193,213
Operating expenses
Product development	659,287	1,275,372	1,504,765	2,991,119	4,690,967	5,892,022
Sales and marketing	650,358	1,979,091	1,431,849	4,030,224	6,053,172	7,708,265
General and administrative	1,495,947	2,658,017	3,057,848	4,580,348	8,344,613	10,173,630
Depreciation and amortization	278,456	1,442,560	570,252	2,924,005	5,622,274	5,174,551
Impairment of long-lived assets		15,115,843		30,562,944	38,967,295	14,354,114
Total operating expenses	3,084,048	22,470,883	6,564,714	45,088,640	63,678,321	43,302,582
Loss from operations	(1,759,076)	(20,156,468)	(3,688,134)	(40,052,154)	(55,445,679)	(33,109,369)
Interest (expense) income, net	(227,055)	(212,987)	(714,371)	(213,727)
Other expense, net	(202,820)		(202,820)
Other (expense) income
Interest expense, net					(853,716)	(1,530,703)
Change in fair value of convertible notes	(893,000)	(294,000)	(1,048,457)	(1,727,000)	(2,884,273)	(1,365,904)
Change in fair value of derivative liability		33,845		51,896	63,178	248,198
Gain on forgiveness of PPP Loan						2,234,730
Other (expense) income					(221,101)	186,420
Total other (expense) income	(1,322,875)	(473,142)	(1,965,648)	(1,888,831)	(3,895,912)	(227,259)
Net loss from continuing operations before income taxes	(3,081,951)	(20,629,610)	(5,653,782)	(41,940,985)	(59,341,591)	(33,336,628)
Income tax benefit on continuing operations		128,042		227,486	716,155	2,263,725
Equity in losses of investee						(7,564)
Net loss from continuing operations	(3,081,951)	(20,501,568)	(5,653,782)	(41,713,499)	(58,625,436)	(31,080,467)
Net gain (loss) from discontinued operations		(9,064,379)	97,203	(9,805,341)
Loss from discontinued operations, net of tax					(20,432,174)	(248,244)
Net loss	$ (3,081,951)	$ (29,565,947)	$ (5,556,579)	$ (51,518,840)	(79,057,610)	(31,328,711)
Deemed dividends related to convertible redeemable preferred stock					(955,500)
Net loss attributable to common stockholders					$ (80,013,110)	$ (31,328,711)
Basic weighted average common shares outstanding (in Shares)	5,969,086	1,773,889	5,663,424	1,684,734	2,927,853	1,282,098
Basic loss per common share from continuing operations (in Dollars per share)	$ (0.52)	$ (11.56)	$ (1)	$ (24.76)	$ (20.35)	$ (24.24)
Basic earnings (loss) per common share from discontinued operations (in Dollars per share)		(5.11)	0.02	(5.82)	(6.98)	(0.19)
Basic loss per common share (in Dollars per share)	$ (0.52)	$ (16.67)	$ (0.98)	$ (30.58)	$ (27.33)	$ (24.44)
Software
Revenue
Total revenue	$ 2,242,792	$ 3,366,333	$ 4,839,554	$ 7,169,085	$ 12,920,647	$ 15,984,376
Consulting
Revenue
Total revenue	39,800	115,300	39,800	542,309	682,309	1,510,413
Other revenue
Revenue
Total revenue	$ 5,276	$ 8,043	$ 11,203	$ 23,362	$ 42,074	$ 132,308